Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Operating activities:
Net loss	$ (1,177)	$ (9,888)	$ (13,739)
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	26,379	24,234	28,676
Deferred income taxes	1,646	1,905	1,121
Amortization of deferred gain on sale-leaseback	(49)	(624)	(646)
Paid in kind interest on convertible notes	24,539	19,994	16,109
Amortization of discount on new senior secured notes	1,578	1,485	1,431
Amortization of debt issuance costs and other	3,975	4,673	4,750
Impairment charges	827	288	22,963
Share-based compensation	8,117	13,243	15,864
Excess tax benefits from share-based payment arrangements			(417)
Loss (gain) on sale of assets	327	(215)	260
Write-off of debt issuance costs related to debt extinguishments	1,862	643	2,709
Loss on repurchase of senior notes	1,050	300	1,050
Dividends received from unconsolidated affiliates	6,500	1,011
Equity in earnings of unconsolidated affiliates	(5,175)	(3,371)
Loss on disposition of subsidiary		206	2,399
Other, net	(2,850)	(2,217)	2,618
Changes in operating assets and liabilities:
Accounts receivable	(20,332)	10,296	(3,226)
Inventories	(20,302)	(666)	(12,115)
Other current assets	(4,654)	(6,418)	(3,628)
Other assets	(1,495)	4,271	(3,791)
Accounts payable	29,856	4,774	(4,873)
Accrued expenses	28,769	(24,382)	(8,711)
Other liabilities	2,717	(5,790)	(338)
Net cash provided by operating activities	82,108	33,752	48,466
Investing activities:
Purchase of property, plant and equipment	(15,914)	(22,408)	(16,578)
Acquisition of Comfort Revolution, net of cash acquired of $159	159
Proceeds from sale of property, plant and equipment	2,383	227	124
Net proceeds (outflow) from disposition of subsidiary			(340)
Advances to Comfort Revolution	(7,833)
Repayments of loans and capital from unconsolidated affiliate			3,205
Net cash used in investing activities	(21,205)	(22,181)	(13,589)
Financing activities:
Proceeds from issuance of long-term obligations	5,236	3,387	4,702
Repayments of long-term obligations	(11,446)	(4,619)	(15,068)
Repayment of senior secured notes, including premium of $1,050, $300 and $1,050	(36,050)	(10,300)	(36,050)
Borrowings under revolving credit facilities	29,000
Repayments of revolving credit facilities	(29,000)
Repurchase of common stock associated with vesting of employee share-based awards	(3,059)	(3,746)	(4,806)
Exercise of employee stock options	104	630	714
Debt issuance costs	(908)	(147)
Other		(34)	(8)
Net cash used in financing activities	(46,123)	(14,829)	(50,516)
Effect of exchange rate changes on cash	5,399	1,978	(6,533)
Change in cash and equivalents	20,179	(1,280)	(22,172)
Cash and equivalents:
Beginning of period	107,975	109,255	131,427
End of period	128,154	107,975	109,255
Supplemental disclosures:
Taxes paid (net of tax refunds of $3,157, $434 and $5 in fiscal 2012, 2011 and 2010, respectively)	10,487	16,198	20,069
Interest paid	58,803	61,875	66,071
Noncash investing transaction:
Extension of capital lease		2,181
Promotional displays transferred to property, plant and equipment	10,131
Cash contributed to Comfort Revolution for initial investment	$ 10,000